Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies Exchange Rates (Details)	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Period-end RM: US$1 Exchange Rate [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies	4.2125	4.122
Period-average RM: US$1 Exchange Rate [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies	4.3842		4.7175